Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 204	$ 178	$ 194	$ 177
Provision for credit losses
Originations	8	8	16	17
Maturities	(7)	(11)	(17)	(23)
Changes in risk, parameters and exposures	29	8	48	14
Write-offs	(10)	(9)	(21)	(15)
Recoveries	3	3	5	5
Exchange rate and other	(2)	2		4
Balance at end of period	225	179	225	179
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	73	87	73	88
Provision for credit losses
Transfers to Stage 1	8	4	18	9
Transfers to Stage 2	(4)	(6)	(7)	(8)
Transfers to Stage 3	(1)		(1)
Originations	8	8	16	17
Maturities	(3)	(6)	(7)	(11)
Changes in risk, parameters and exposures	(6)	(13)	(18)	(23)
Exchange rate and other	1	3	2	5
Balance at end of period	76	77	76	77
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	73	56	73	55
Provision for credit losses
Transfers to Stage 1	(8)	(4)	(18)	(9)
Transfers to Stage 2	4	6	7	8
Transfers to Stage 3	(2)	(1)	(4)	(2)
Maturities	(4)	(5)	(10)	(12)
Changes in risk, parameters and exposures	15	13	28	24
Exchange rate and other	1	1	3	2
Balance at end of period	79	66	79	66
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	58	35	48	34
Provision for credit losses
Transfers to Stage 3	3	1	5	2
Changes in risk, parameters and exposures	20	8	38	13
Write-offs	(10)	(9)	(21)	(15)
Recoveries	3	3	5	5
Exchange rate and other	(4)	(2)	(5)	(3)
Balance at end of period	$ 70	$ 36	$ 70	$ 36